Assets held-for-sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Assets held-for-sale
At beginning of the financial year	$ 44,296	$ 86,869
Reclassified from property, plant and equipment (note 8)	32,998	82,641
Disposals	(44,296)	(125,214)
At end of the financial year	$ 32,998	$ 44,296
Number of VLGC included in assets held-for-sale | item	1	1